Significant contingent liabilities and unrecognized contract commitments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Capital Expenditures that are Contracted for, but not Provided for	Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Property, plant and equipment, net	2,331,041	2,629,129